S-K 1603(a) SPAC Sponsor	May 14, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our Sponsor is permitted to undertake any activities permitted under the Cayman Islands Limited Liability Companies Act (As Revised) and other applicable law, our Sponsor’s business is focused on investing in our company and assisting in identifying a target for our potential business combination.
SPAC Sponsor Name	Jones